Document and Entity Information	12 Months Ended
Dec. 31, 2016 CAD shares
Document and Entity Information [Abstract]
Entity Registrant Name	North American Energy Partners Inc.
Entity Central Index Key	0001368519
Document Type	40-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding | shares	30,518,907
Entity Current Reporting Status	Yes
Entity Public Float | CAD	CAD 0
Entity Well-known Seasoned Issuer	Yes
Entity Filer Category	Non-accelerated Filer